Summary of Significant Accounting Policies (table)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies disclosure
Key assumptions used in estimation of present value of structured fixed maturity securities [Table Text Block]

(at December 31, 2016)	Prime	Alt-A	Sub-Prime

Voluntary prepayment rates	0% - 35%	4% - 15%	3% - 12%
Percentage of remaining pool liquidated due to defaults	0% - 46%	20% - 73%	22% - 52%
Loss severity	30% - 65%	42% - 90%	75% - 110%